Other Assets	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Other Assets
9.	OTHER ASSETS
The Company’s other assets were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Prepaids	$56.1	$52.6
Deferred financing cost	4.7	6.1
Other	8.9	9.9
Total other assets	$69.7	$68.6
Current	66.2	63.9
Non-current	3.5	4.7
Total other assets	$69.7	$68.6